Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Shareholders’ equity	Shareholders’ equity
The Group announced on October 25, 2024 a placement of 3,642,988 new registered shares, corresponding to approximately 9% of the Group's registered share capital, by way of an underwritten offering, at an offering price of CHF 4.76 per share. The new shares were issued from the capital range of the company under exclusion of the existing shareholders' pre-emptive rights. The new shares were listed and admitted to trading on SIX Swiss Exchange as of October 29, 2024. Payment and settlement took place on the same date.
Presented under the caption of additional paid-in capital on the statement of financial position, the Group accounted for a deduction of CHF1,740,777 for transaction costs. This deduction represents the costs that were incremental and directly attributable to the issuance of the new shares. The Group invested part of the net proceeds from the capital increase into short-term time deposits and the remaining part into cash and cash equivalents.
In August 2022, the Company issued 3,500,000 common shares at par value CHF 0.10 per share. The shares were fully subscribed for by Molecular Partners Inc., a fully owned subsidiary of the Company. As of December 31, 2024 2023,and 2022 all 3,500,000 common shares were held as treasury shares of the Company. The purpose of the share issuance was to replenish the Company’s pool of treasury shares that the Company can use in the future to raise funds, including in connection with the Company’s at-the-market sales program for American Depositary Shares established in July 2022.
The total amount presented as Treasury shares reserve in the consolidated statement of financial position, is comprised of CHF 350,000 of the nominal value of the treasury shares and CHF 631,336 of transaction costs incurred directly related to the issuance. The amount of CHF 350,000 was a non-cash transaction for the Group.
Classes of share capital
Ordinary share capital
On December 31, 2024, the Company’s issued share capital amounted to CHF 4,036,310 divided into 40,363,095 fully paid registered shares with a par value of CHF 0.10 each. Ordinary shares are entitled to one vote per share and rank equally with regard to the Company's residual assets and dividends (if any should be declared in the future).

Ordinary shares
Shares in issue at December 31, 2021	32,292,648
Issued in relation to creation of treasury shares in August 2022	3,500,000
Issued in relation to vesting of PSU, RSU and options	252,058
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297
Issued in relation to capital raise in October 2024	3,642,988
Issued in relation to vesting of PSU, RSU and options	365,810
Shares in issue at December 31, 2024	40,363,095
The Company’s share capital registered with the Swiss Commercial Register on December 31, 2024 amounted to CHF 3,999,729 divided into 39,997,285 fully paid up registered shares with a par value of CHF 0.10 per share.
The capital increases in 2024 triggered by the option exercises and the vesting of Performance Share Units ("PSU") and Restricted Share Units ("RSU"), from the RSU Plan 2021 and PSU Plans 2021, 2022 and 2023 were registered with the Commercial Register on February 11, 2025.
The capital increase in October 2024 was registered with the Commercial Register on October 25, 2024.
Capital range
On December 31, 2024, the Company had a capital range from CHF 3,635,429.70 (lower limit) to up to CHF 5,453,144.55 (upper limit). On February 11, 2025, the upper limit of the capital range increased to CHF 5,489,726 and the lower limit increased to CHF 3,672,011 as a result of the share capital increase out of conditional share capital registered with the Commercial Register. The Board of Directors is authorized to increase or reduce the share capital within the capital range once or several times and in any amounts or to acquire or dispose of shares directly or indirectly, until April 17, 2029 or until an earlier expiry of the capital range. As approved by the annual general meeting on April 17, 2024 and in line with the Swiss corporate law reform, the capital range replaced the previous authorized share capital.
Conditional share capital
As of December 31, 2024 the Company’s share capital was allowed to be increased by an amount not to exceed CHF 363,419 (taking into account the 365,810 registered shares already issued out of the conditional capital as of December 31, 2024, but not yet registered in the commercial register) through the issuance of up to 3,634,190 fully paid up shares with a par value of CHF 0.10 per share through the direct or indirect issuance of shares, options or preemptive rights granted to employees, members of the Board of Directors or members of any advisory boards as approved. During 2024, the share capital was increased out of this conditional capital for employee participation (Article 3b of the Articles of
Association). As a result, the available conditional capital for employee participation decreased by CHF 36,581 from CHF 400,000 to CHF 363,419.
In addition, the share capital may be increased by an amount not to exceed CHF 226,087 through the issuance of up to 2,260,870 fully paid up shares with a par value of CHF 0.10 per share through the exercise or mandatory exercise of conversion, exchange, option, warrant or similar rights for the subscription of shares granted to shareholders or third parties alone or in connection with bonds, notes, options, warrants or other securities or contractual obligations by or of the Company. During 2024, this conditional capital for financing transactions and other purposes (Article 3c of the Articles of Association) remained unchanged.
In 2024, 2023 and 2022 the cash proceeds from the exercise of share options and the vesting of Performance Share Units (“PSU”) and Restricted Share Units ("RSU"), amounted to CHF 36,581, CHF 30,959 and CHF 269,552 respectively and all resulted from the issuance of new shares (conditional share capital).